MASSMUTUAL SELECT FUNDS

Supplement dated June 22, 2010 to the

Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the Destination Retirement Income Fund found on page 109 in the section titled Principal Investment Strategies:

The Fund’s assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds. The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	29.5%
Fixed Income & Short Term/Money Market Funds	68.0%
Premier Short-Duration Bond (Babson Capital)	18.0%
Premier Diversified Bond (Babson Capital)	14.8%
Premier Inflation-Protected and Income (Babson Capital)	14.4%
Premier Core Bond (Babson Capital)	8.4%

Other Funds	2.5%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large- capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

The following information replaces similar information for the Destination Retirement 2010 Fund found on pages 114 through 116 in the sections titled Principal Investment Strategies and Principal Risks:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2010 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2010. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2010, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	47.4%
—Domestic Equity Funds
Premier Enhanced Index Growth (Babson Capital)	5.9%
Premier Enhanced Index Value (Babson Capital)	5.8%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	5.1%

Fixed Income & Short Term/Money Market Funds	49.5%
Premier Short-Duration Bond (Babson Capital)	9.6%
Premier Diversified Bond (Babson Capital)	12.0%
Premier Inflation-Protected and Income (Babson Capital)	10.6%
Premier Core Bond (Babson Capital)	8.6%

Other Funds	3.1%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement.

The following information replaces similar information for the Destination Retirement 2015 Fund found on pages 121 and 122 in the sections titled Principal Investment Strategies and Principal Risks:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2015 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2015. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2015, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	60.8%
—Domestic Equity Funds
Premier Enhanced Index Growth (Babson Capital)	5.2%
Premier Enhanced Index Value (Babson Capital)	5.1%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	6.2%

Fixed Income & Short Term/Money Market Funds	35.9%
Premier Diversified Bond (Babson Capital)	8.7%
Premier Inflation-Protected and Income (Babson Capital)	9.3%

Other Funds	3.3%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement.

The following information replaces similar information for the Destination Retirement 2020 Fund found on pages 124 and 125 in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2020 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2020. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2020, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	73.0%
—Domestic Equity Funds
Premier Enhanced Index Growth (Babson Capital)	6.9%
Premier Enhanced Index Value (Babson Capital)	6.7%
Premier Main Street Small Cap (OFI Institutional)	5.0%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	8.5%

Fixed Income & Short Term/Money Market Funds	23.6%
Premier Diversified Bond (Babson Capital)	5.6%

Other Funds	3.4%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following information replaces similar information for the Destination Retirement 2025 Fund found on pages 131 and 132 in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2025 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2025. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2025, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	80.4%
—Domestic Equity Funds
Premier Enhanced Index Growth (Babson Capital)	7.4%
Premier Enhanced Index Value (Babson Capital)	7.4%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	9.3%
Premier Strategic Emerging Markets (Baring)	5.3%

Fixed Income & Short Term/Money Market Funds	15.8%

Other Funds	3.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following information replaces similar information for the Destination Retirement 2030 Fund found on pages 136 and 137 in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2030 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2030. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2030, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	85.3%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.7%
Premier Enhanced Index Growth (Babson Capital)	5.3%
Premier Enhanced Index Value (Babson Capital)	5.5%
Select Large Cap Growth (Rainier)	5.0%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	9.2%
Premier Strategic Emerging Markets (Baring)	5.0%

Fixed Income & Short Term/Money Market Funds	11.1%

Other Funds	3.6%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following information replaces similar information for the Destination Retirement 2035 Fund found on pages 143 and 144 in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2035 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2035. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2035, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	85.1%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.4%
Premier Enhanced Index Growth (Babson Capital)	6.2%
Premier Enhanced Index Value (Babson Capital)	6.1%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	10.8%
Premier Strategic Emerging Markets (Baring)	5.6%

Fixed Income & Short Term/Money Market Funds	11.1%

Other Funds	3.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following information replaces similar information for the Destination Retirement 2040 Fund found on pages 148 and 149 in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2040 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2040. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2040, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	89.0%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.1%
Premier Enhanced Index Growth (Babson Capital)	5.6%
Premier Enhanced Index Value (Babson Capital)	5.4%
Select Large Cap Growth (Rainier)	5.0%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	7.3%

Other Funds	3.7%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following information replaces similar information for the Destination Retirement 2045 Fund found on page 155 in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2045 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2045. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2045, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	90.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.0%
Premier Enhanced Index Growth (Babson Capital)	5.8%
Premier Enhanced Index Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	11.2%
Select Diversified International (AllianceBernstein)	5.0%
Premier Strategic Emerging Markets (Baring)	5.8%

Fixed Income & Short Term/Money Market Funds	5.5%

Other Funds	3.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following information replaces similar information for the Destination Retirement 2050 Fund found on pages 159 and 160 in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2050 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2050. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2050, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.0%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Enhanced Index Growth (Babson Capital)	6.0%
Premier Enhanced Index Value (Babson Capital)	5.8%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	10.2%

Fixed Income & Short Term/Money Market Funds	5.3%

Other Funds	3.7%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following information replaces similar information for the Destination Retirement Funds found on pages 166 and 167 in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

The following table lists each Destination Retirement Fund’s approximate asset allocation among equity, fixed income & short term/money market and certain other funds as of June 7, 2010. The table also lists the approximate asset allocation, as of June 7, 2010, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2015	Destination Retirement 2020	Destination Retirement 2025	Destination Retirement 2030	Destination Retirement 2035	Destination Retirement 2040	Destination Retirement 2045	Destination Retirement 2050
Equity Funds	29.5%	47.4%	60.8%	73.0%	80.4%	85.3%	85.1%	89.0%	90.6%	91.0%
Domestic Equity Funds

Select Fundamental Value (Wellington Management)	0.9%	1.6%	2.9%	4.0%	4.3%	6.7%	5.4%	7.1%	6.0%	7.0%
Premier Enhanced Index Growth (Babson Capital)	3.8%	5.9%	5.2%	6.9%	7.4%	5.3%	6.2%	5.6%	5.8%	6.0%
Premier Enhanced Index Value (Babson Capital)	3.7%	5.8%	5.1%	6.7%	7.4%	5.5%	6.1%	5.4%	5.7%	5.8%
Premier Main Street Small Cap (OFI Institutional)	0.2%	1.2%	1.4%	5.0%	2.0%	4.1%	1.5%	3.5%	2.2%	3.8%
Select Large Cap Growth (Rainier)	0.8%	1.7%	2.3%	3.3%	3.5%	5.0%	4.3%	5.0%	4.8%	4.9%

International Equity Funds

Select Overseas (AllianceBernstein/ MFS/Harris)	2.9%	5.1%	6.2%	8.5%	9.3%	9.2%	10.8%	10.1%	11.2%	10.2%
Select Diversified International (AllianceBernstein)	1.2%	2.3%	3.5%	3.8%	4.1%	4.1%	4.6%	4.3%	5.0%	4.3%
Premier Strategic Emerging Markets (Baring)	2.8%	3.8%	4.3%	4.2%	5.3%	5.0%	5.6%	4.9%	5.8%	4.9%

Fixed Income & Short Term/Money Market Funds	68.0%	49.5%	35.9%	23.6%	15.8%	11.1%	11.1%	7.3%	5.5%	5.3%

Premier Short-Duration Bond (Babson Capital)	18.0%	9.6%	4.4%	2.6%	1.6%	1.5%	1.7%	1.2%	0.9%	0.8%
Premier Diversified Bond (Babson Capital)	14.8%	12.0%	8.7%	5.6%	2.1%	1.5%	2.0%	0.9%	0.4%	0.4%
Premier Inflation-Protected and Income (Babson Capital)	14.4%	10.6%	9.3%	4.9%	2.3%	2.6%	1.1%	1.0%	0.9%	0.8%
Premier Core Bond (Babson Capital)	8.4%	8.6%	4.4%	4.0%	1.5%	0.9%	1.4%	1.3%	0.4%	0.4%

Other Funds	2.5%	3.1%	3.3%	3.4%	3.9%	3.6%	3.9%	3.7%	3.9%	3.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market and certain other funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Select Blue Chip Growth (T. Rowe Price), Select Diversified Value (Brandywine Global/Loomis Sayles), Select Aggressive Growth (Sands Capital/DMC), Select Mid-Cap Value (NFJ/Systematic), Select Mid Cap Growth Equity II (T. Rowe Price), Premier Capital Appreciation (OFI), Select Large Cap Value (Davis), Select Focused Value (Harris), Select Mid Cap Growth Equity (Wellington/Turner), Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners), Select Small Company Growth (The Boston Company/Eagle), Select Small Cap Value Equity (Wellington Management/Barrow Hanley), Oppenheimer Real Estate (OFI), Select Small Cap Growth Equity (Wellington Management/Waddell & Reed), Premier Discovery Value (OFI Institutional), Premier Value (OFI Institutional), Select Core Opportunities (Victory/The Boston Company), Premier International Equity (OFI Institutional), Premier Focused International (Baring), Premier International Bond (Baring), Select Strategic Bond (Western Asset), Premier High Yield (Babson Capital), Premier Money Market (Babson Capital) and Oppenheimer Commodity Strategy Total Return (OFI).

The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration. MassMutual periodically reviews the target asset allocations and underlying investment options and may, at any time, change the target asset allocations or deem it appropriate to deviate from the target asset allocations. Under normal circumstances, each Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points. The chart below is presented only as an illustration of how the process of re-allocation occurs as each Fund approaches its target date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-10-03

MASSMUTUAL SELECT FUNDS

MassMutual Select Destination Retirement Income Fund

Supplement dated June 22, 2010 to the

Summary Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The Fund’s assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds. The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	29.5%
Fixed Income & Short Term/Money Market Funds	68.0%
Premier Short-Duration Bond (Babson Capital)	18.0%
Premier Diversified Bond (Babson Capital)	14.8%
Premier Inflation-Protected and Income (Babson Capital)	14.4%
Premier Core Bond (Babson Capital)	8.4%

Other Funds	2.5%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large- capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Destination Retirement 2010 Fund

Supplement dated June 22, 2010 to the

Summary Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the sections titled Principal Investment Strategies and Principal Risks:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2010 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2010. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2010, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	47.4%
—Domestic Equity Funds
Premier Enhanced Index Growth (Babson Capital)	5.9%
Premier Enhanced Index Value (Babson Capital)	5.8%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	5.1%

Fixed Income & Short Term/Money Market Funds	49.5%
Premier Short-Duration Bond (Babson Capital)	9.6%
Premier Diversified Bond (Babson Capital)	12.0%
Premier Inflation-Protected and Income (Babson Capital)	10.6%
Premier Core Bond (Babson Capital)	8.6%

Other Funds	3.1%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement.

10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Destination Retirement 2015 Fund

Supplement dated June 22, 2010 to the

Summary Prospectus dated April 1, 2010, revised as of April 12, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the sections titled Principal Investment Strategies and Principal Risks:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2015 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2015. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2015, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	60.8%
—Domestic Equity Funds
Premier Enhanced Index Growth (Babson Capital)	5.2%
Premier Enhanced Index Value (Babson Capital)	5.1%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	6.2%

Fixed Income & Short Term/Money Market Funds	35.9%
Premier Diversified Bond (Babson Capital)	8.7%
Premier Inflation-Protected and Income (Babson Capital)	9.3%

Other Funds	3.3%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or

non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement.

10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Destination Retirement 2020 Fund

Supplement dated June 22, 2010 to the

Summary Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2020 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2020. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2020, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	73.0%
—Domestic Equity Funds
Premier Enhanced Index Growth (Babson Capital)	6.9%
Premier Enhanced Index Value (Babson Capital)	6.7%
Premier Main Street Small Cap (OFI Institutional)	5.0%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	8.5%

Fixed Income & Short Term/Money Market Funds	23.6%
Premier Diversified Bond (Babson Capital)	5.6%

Other Funds	3.4%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or

non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Destination Retirement 2025 Fund

Supplement dated June 22, 2010 to the

Summary Prospectus dated April 1, 2010, revised as of April 12, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2025 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2025. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2025, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	80.4%
—Domestic Equity Funds
Premier Enhanced Index Growth (Babson Capital)	7.4%
Premier Enhanced Index Value (Babson Capital)	7.4%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	9.3%
Premier Strategic Emerging Markets (Baring)	5.3%

Fixed Income & Short Term/Money Market Funds	15.8%

Other Funds	3.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Destination Retirement 2030 Fund

Supplement dated June 22, 2010 to the

Summary Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2030 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2030. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2030, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	85.3%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.7%
Premier Enhanced Index Growth (Babson Capital)	5.3%
Premier Enhanced Index Value (Babson Capital)	5.5%
Select Large Cap Growth (Rainier)	5.0%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	9.2%
Premier Strategic Emerging Markets (Baring)	5.0%

Fixed Income & Short Term/Money Market Funds	11.1%

Other Funds	3.6%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Destination Retirement 2035 Fund

Supplement dated June 22, 2010 to the

Summary Prospectus dated April 1, 2010, revised as of April 12, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2035 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2035. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2035, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	85.1%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.4%
Premier Enhanced Index Growth (Babson Capital)	6.2%
Premier Enhanced Index Value (Babson Capital)	6.1%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	10.8%
Premier Strategic Emerging Markets (Baring)	5.6%

Fixed Income & Short Term/Money Market Funds	11.1%

Other Funds	3.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or

non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Destination Retirement 2040 Fund

Supplement dated June 22, 2010 to the

Summary Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2040 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2040. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2040, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	89.0%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.1%
Premier Enhanced Index Growth (Babson Capital)	5.6%
Premier Enhanced Index Value (Babson Capital)	5.4%
Select Large Cap Growth (Rainier)	5.0%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	10.1%

Fixed Income & Short Term/Money Market Funds	7.3%

Other Funds	3.7%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or

non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Destination Retirement 2045 Fund

Supplement dated June 22, 2010 to the

Summary Prospectus dated April 1, 2010, revised as of April 12, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2045 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2045. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2045, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	90.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.0%
Premier Enhanced Index Growth (Babson Capital)	5.8%
Premier Enhanced Index Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	11.2%
Select Diversified International (AllianceBernstein)	5.0%
Premier Strategic Emerging Markets (Baring)	5.8%

Fixed Income & Short Term/Money Market Funds	5.5%

Other Funds	3.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

10-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Destination Retirement 2050 Fund

Supplement dated June 22, 2010 to the

Summary Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Principal Investment Strategies:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2050 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual) and Oppenheimer Funds (advised by OppenheimerFunds, Inc.1). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodity-related strategies.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2050. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2050, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of June 7, 2010, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.0%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	7.0%
Premier Enhanced Index Growth (Babson Capital)	6.0%
Premier Enhanced Index Value (Babson Capital)	5.8%
—International Equity Funds
Select Overseas (AllianceBernstein/MFS/Harris)	10.2%

Fixed Income & Short Term/Money Market Funds	5.3%

Other Funds	3.7%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including high yield issuers (“junk bonds”)), inflation-protected securities, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, such as options (including swaptions and interest rate caps and floors), futures contracts, and swap contracts (including credit default swaps, total return swaps, interest rate and currency swaps), for hedging or investment purposes as a substitute for investing directly in securities. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may lend portfolio securities to broker-dealers and other financial intermediaries, and may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements). The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, change the target asset allocation or deem it appropriate to deviate from the target asset allocation. Under normal circumstances, the Fund’s target asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points.

The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

10-01

MASSMUTUAL SELECT FUNDS

Supplement dated June 22, 2010 to the

Statement of Additional Information dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information replaces similar information for the Strategic Balanced Fund found on page B-5 in the section titled Additional Investment Policies:

While the Fund’s target allocation is 65% equity securities and 35% fixed income securities, the Fund expects to maintain, under normal circumstances, a minimum of 25% equity securities and 25% fixed income securities.

The following information replaces similar information found on page B-38 in the section titled Additional Investment Policies:

Short-Term Instruments and Temporary Investments. The Funds may invest in high-quality money market instruments on an ongoing basis to provide liquidity when there is an unexpected level of shareholder purchases or redemptions. In addition, in adverse market conditions, the Funds may invest in these short-term instruments for temporary, defensive purposes. The instruments in which the Funds may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) CDs, bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase at least “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P (“Prime-3” by Moody’s or “A-3” by S&P for the Strategic Bond Fund, Strategic Balanced Fund, and Global Allocation Fund), or, if unrated, of comparable quality as determined by the investment advisers or subadvisers; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year (this restriction does not apply to the Global Allocation Fund) that are rated, except for the Strategic Bond Fund, Strategic Balanced Fund, and Global Allocation Fund, at least “Aa” by Moody’s or “AA” by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $1 billion, or the equivalent in other currencies, in total assets and in the opinion of the relevant investment adviser or subadviser are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-10-01